UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718
                                                     ---------

                        Oppenheimer Dividend Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--8.1%
HOTELS, RESTAURANTS & LEISURE--3.1%
McDonald's Corp.(1)                                         37,200   $ 2,224,188
Yum! Brands, Inc.                                           56,400     2,020,248
                                                                     -----------
                                                                       4,244,436
                                                                     -----------
MEDIA--1.3%
McGraw-Hill Cos., Inc. (The)                                45,000     1,830,150
SPECIALTY RETAIL--2.4%
Staples, Inc.                                               89,400     2,011,500
Tiffany & Co.                                               34,900     1,318,871
                                                                     -----------
                                                                       3,330,371
                                                                     -----------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B                                           29,600     1,736,928
CONSUMER STAPLES--12.5%
BEVERAGES--1.8%
PepsiCo, Inc.                                               36,500     2,429,440
FOOD PRODUCTS--3.5%
Kellogg Co.                                                 55,000     2,918,300
Kraft Foods, Inc., Cl. A                                    59,512     1,893,672
                                                                     -----------
                                                                       4,811,972
                                                                     -----------
HOUSEHOLD PRODUCTS--4.6%
Colgate-Palmolive Co.                                       41,700     3,097,059
Procter & Gamble Co. (The)                                  49,800     3,260,904
                                                                     -----------
                                                                       6,357,963
                                                                     -----------
TOBACCO--2.6%
Lorillard, Inc.                                             15,500     1,040,205
Philip Morris International, Inc.                           47,900     2,474,035
                                                                     -----------
                                                                       3,514,240
                                                                     -----------
ENERGY--13.1%
ENERGY EQUIPMENT & SERVICES--2.6%
Schlumberger Ltd.                                           35,000     3,556,000
OIL, GAS & CONSUMABLE FUELS--10.5%
Chevron Corp.                                               36,800     3,111,808
ConocoPhillips(1)                                           35,900     2,930,158
Exxon Mobil Corp.                                           36,200     2,911,566
Occidental Petroleum Corp.(1)                               32,300     2,546,209
Spectra Energy Corp.                                       110,300     2,996,851
                                                                     -----------
                                                                      14,496,592
                                                                     -----------
FINANCIALS--12.7%
CAPITAL MARKETS--2.1%
Lehman Brothers Holdings, Inc.                              32,500       563,550
Northern Trust Corp.                                        30,000     2,345,100
                                                                     -----------
                                                                       2,908,650
                                                                     -----------
COMMERCIAL BANKS--4.9%
U.S. Bancorp                                                99,400     3,042,634
Wells Fargo & Co.                                          123,100     3,726,237
                                                                     -----------
                                                                       6,768,871
                                                                     -----------


                      1 | OPPENHEIMER DIVIDEND GROWTH FUND

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                            SHARES      VALUE
                                                           -------   -----------
DIVERSIFIED FINANCIAL SERVICES--3.1%
CME Group, Inc.                                              2,000   $   720,260
JPMorgan Chase & Co.                                        84,700     3,441,361
                                                                     -----------
                                                                       4,161,621
                                                                     -----------
INSURANCE--2.6%
Chubb Corp.                                                 33,600     1,614,144
Prudential Financial, Inc.(1)                               28,200     1,944,954
                                                                     -----------
                                                                       3,559,098
                                                                     -----------
HEALTH CARE--11.6%
HEALTH CARE EQUIPMENT & SUPPLIES--7.5%
Bard (C.R.), Inc.                                           27,500     2,553,100
Baxter International, Inc.                                  39,300     2,696,373
Medtronic, Inc.                                             47,800     2,525,274
Stryker Corp.                                               38,800     2,490,572
                                                                     -----------
                                                                      10,265,319
                                                                     -----------
PHARMACEUTICALS--4.1%
Bristol-Myers Squibb Co.                                   124,200     2,623,104
Johnson & Johnson                                           43,400     2,971,598
                                                                     -----------
                                                                       5,594,702
                                                                     -----------
INDUSTRIALS--15.1%
AEROSPACE & DEFENSE--4.4%
Lockheed Martin Corp.(1)                                    13,400     1,398,022
Rockwell Collins, Inc.(1)                                   29,900     1,485,731
United Technologies Corp.                                   49,700     3,179,806
                                                                     -----------
                                                                       6,063,559
                                                                     -----------
AIR FREIGHT & LOGISTICS--0.8%
C.H. Robinson Worldwide, Inc.(1)                            23,000     1,108,600
ELECTRICAL EQUIPMENT--2.1%
Emerson Electric Co.                                        60,000     2,922,000
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co.                                       128,100     3,623,949
MACHINERY--3.2%
Caterpillar, Inc.(1)                                        25,000     1,738,000
Deere & Co.(1)                                              18,500     1,297,960
Paccar, Inc.(1)                                             31,450     1,322,787
                                                                     -----------
                                                                       4,358,747
                                                                     -----------
ROAD & RAIL--1.9%
Norfolk Southern Corp.                                      37,000     2,661,040
INFORMATION TECHNOLOGY--13.9%
COMMUNICATIONS EQUIPMENT--1.8%
QUALCOMM, Inc.                                              44,800     2,479,232
COMPUTERS & PERIPHERALS--1.9%
International Business Machines Corp.                       20,000     2,559,600
IT SERVICES--1.8%
Automatic Data Processing, Inc.                             57,900     2,472,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.6%
Intel Corp.                                                 91,700     2,034,823
Linear Technology Corp.                                     74,700     2,319,435


                      2 | OPPENHEIMER DIVIDEND GROWTH FUND

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                          SHARES        VALUE
                                                        ---------   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Microchip Technology, Inc.                                 76,300   $  2,436,259
Texas Instruments, Inc.                                    95,300      2,323,414
                                                                    ------------
                                                                       9,113,931
                                                                    ------------
SOFTWARE--1.8%
Microsoft Corp.                                            98,300      2,528,276
MATERIALS--3.9%
CHEMICALS--2.6%
Monsanto Co.(1)                                            11,500      1,369,765
Praxair, Inc.                                              23,700      2,221,401
                                                                    ------------
                                                                       3,591,166
                                                                    ------------
METALS & MINING--1.3%
Allegheny Technologies, Inc.                               38,500      1,820,665
TELECOMMUNICATION SERVICES--4.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
AT&T, Inc.                                                 82,500      2,541,825
Verizon Communications, Inc.                               86,600      2,947,864
                                                                    ------------
                                                                       5,489,689
                                                                    ------------
UTILITIES--3.9%
ELECTRIC UTILITIES--3.0%
Exelon Corp.                                               17,800      1,399,436
PPL Corp.                                                  28,300      1,328,968
Southern Co.                                               38,200      1,351,898
                                                                    ------------
                                                                       4,080,302
                                                                    ------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                                35,400      1,281,126
                                                                    ------------
Total Common Stocks (Cost $136,103,721)                              135,721,144
                                                                    ------------
INVESTMENT COMPANY--1.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.67% (2, 3) (Cost $1,507,929)                       1,507,929      1,507,929
TOTAL INVESTMENTS, AT VALUE (COST $137,611,650)              99.9%   137,229,073
OTHER ASSETS NET OF LIABILITIES                               0.1        101,124
                                                        ---------   ------------
NET ASSETS                                                  100.0%  $137,330,197
                                                        =========   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written call options.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES          GROSS        GROSS        SHARES
                                                     APRIL 30, 2008    ADDITIONS   REDUCTIONS   JULY 31, 2008
                                                     --------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      4,088,562     12,891,516   15,472,149     1,507,929

                                                                  DIVIDEND
                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,507,929    $16,744

(3.) Rate shown is the 7-day yield as of July 31, 2008.


                      3 | OPPENHEIMER DIVIDEND GROWTH FUND

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                                           OTHER FINANCIAL
VALUATION DESCRIPTION                          INVESTMENTS IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------------------   ---------------
Level 1--Quoted Prices                                $137,229,073            $(57,035)
Level 2--Other Significant Observable Inputs                    --                  --
Level 3--Significant Unobservable Inputs                        --                  --
                                                      ------------            --------
   Total                                              $137,229,073            $(57,035)
                                                      ============            ========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

WRITTEN OPTIONS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                       NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION                     TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------------------------   ----   ---------   --------   ----------   --------   --------
C.H. Robinson Worldwide, Inc.   Call      115       $ 65.00     8/18/08     $ 7,094   $     --
Caterpillar, Inc.               Call      125         85.00     8/18/08       5,625       (375)
ConocoPhillips                  Call      180         95.00     9/22/08      11,520     (9,180)
Deere & Co.                     Call       93         85.00     8/18/08       6,417         --
Lockheed Martin Corp.           Call       67        110.00     8/18/08       5,963     (2,345)
McDonald's Corp.                Call      186         62.50     8/18/08       8,556     (4,650)
Monsanto Co.                    Call        6        145.00     8/18/08       1,044         --
Occidental Petroleum Corp.      Call       90         95.00     9/22/08       6,238     (7,200)
Paccar, Inc.                    Call      157         50.00     8/18/08       9,263       (785)
Prudential Financial, Inc.      Call      115         70.00     8/18/08      12,535    (28,750)
Rockwell Collins, Inc.          Call      150         55.00     8/18/08       6,600     (3,750)
                                                                            -------   --------
                                                                            $80,855   $(57,035)
                                                                            =======   ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock


                      4 | OPPENHEIMER DIVIDEND GROWTH FUND

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.


                      5 | OPPENHEIMER DIVIDEND GROWTH FUND

OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended July 31, 2008 was as follows:

                                                       CALL OPTIONS
                                                       ------------
                                           NUMBER OF     AMOUNT OF
                                           CONTRACTS     PREMIUMS
                                           ---------   ------------
Options outstanding as of April 30, 2008     2,463      $ 181,686
Options written                              4,399        261,929
Options closed or expired                   (5,122)      (325,431)
Options exercised                             (456)       (37,329)
                                            ------      ---------
Options outstanding as of July 31, 2008      1,284      $  80,855
                                            ======      =========

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $137,977,247
Federal tax cost of other investments        (80,855)
                                        ------------
Total federal tax cost                  $137,896,392
                                        ============
Gross unrealized appreciation           $  8,850,729
Gross unrealized depreciation             (9,575,083)
                                        ------------
Net unrealized depreciation             $   (724,354)
                                        ============

                      6 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008